23. Related Parties	12 Months Ended
Jun. 30, 2018
Related Parties
Related Parties

During the period a subsidiary in the Group leased a portion of office space from a company owned by the Chief Executive Officer at a cost of around A$650 per month. The lease is on a month to month basis.

There were no other transactions with related parties during the period other than with subsidiaries which were 100% wholly owned.

Key management personnel compensation

	2018 $	2017 $
Short-term employee benefits	—	331,883
Post-employment benefits	—	16,904
	—	348,787